Derivative financial instruments and hedge accounting - Effects recognized in other operating profit (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ 641	€ (352)	€ 478
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	3	26	6
Other derivatives
Derivative financial instruments and hedge accounting
Other operating income (expense)	€ 638	€ (378)	€ 472